Others, net (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Others, net
Government financial incentives		26,052,170	37,707,497	39,993,581
Exchange gains	4,381,069	27,182,781	6,677,643	3,334,352
Expired game prepaid cards		1,656,035	1,555,307	4,428,309
PRC IIT refunds		3,045,780	1,873,323	6,373,716
Rental income		28,041,990	13,744,791	5,230,480
Platform service fees		17,193,261	21,467,065
Others		(2,683,895)	654,708	915,622
Total	$ 16,195,745	100,488,122	83,680,334	60,276,060